Income Tax - Summary of Income/(loss) Before Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	$ 152,120,375	$ 148,069,733	$ 115,743,892
UAE
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	134,152,660	126,599,985	114,383,349
BVI
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	(13,019)	(1,125,543)	(20,798)
Mainland China
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	4,119,876	1,891,201	(11,061,063)
HK S.A.R.
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	849,911	1,133,756	1,468,015
Cayman Islands
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	14,477,386	19,712,137	11,616,105
Singapore
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	(1,297,674)	$ (141,803)	$ (641,716)
Others
Schedule of Income loss before income taxes by Jurisdiction [Line Items]
Income (loss) before income taxes	$ (168,765)